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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

      INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
    SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

        Report for the Calendar Year or Quarter Ended September 30, 2008

                (Please read instructions before preparing form.)

If amended report check here: [_]

Rex Capital Advisors, LLC
Name of Institutional Investment Manager

50 Park Row West, Suite 113              Providence      RI     02903
Business Address              (Street)     (City)     (State)   (Zip)

Arthur Duffy (401) 383-5370   Member
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                    ATTENTION
   Intentional misstatements or omissions of facts constitute Federal Criminal
                                   Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 12th day of November, 2008.

                                     Rex Capital Advisors, LLC
                                     (Name of Institutional Investment Manager)


                                     -------------------------------------------
                                     (Manual Signature of Person Duly Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report):
(List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                          13F File No.:
1.
----------------------------   -------------
2.
----------------------------   -------------
3.
----------------------------   -------------
4.
----------------------------   -------------
5.
----------------------------   -------------
6.
----------------------------   -------------
7.
----------------------------   -------------
8.
----------------------------   -------------
9.
----------------------------   -------------
10.
----------------------------   -------------

*    Refers to manager number on attached detail in Item 7.

AS OF SEPTEMBER 30, 2008       FORM 13F       SEC FILE REX CAPITAL ADVISORS, LLC

                                                                                                               ITEM 8:
                                                                      ITEM 5:       ITEM 6:                VOTING AUTHORITY
                                              ITEM 3:     ITEM 4:    SHARES OR    INVESTMENT             --------------------
ITEM 1:                        ITEM 2:         CUSIP    FAIR MARKET  PRINCIPAL    DISCRETION    ITEM 7:   (A)    (B)     (C)
NAME OF ISSUER             TITLE OF CLASS      NUMBER      VALUE       AMOUNT   (A)  (B)  (C)  MANAGERS  SOLE  SHARED   NONE
-----------------------  -----------------   ---------  -----------  ---------  ---  ---  ---  --------  ----  ------  ------
AMERICAN EXPRESS         COMMON STOCK        025816109       653613     18448    XX                                     17070
                                                                                           XX                            1378

BP PLC ADR               COMMON STOCK        055622104       345170      6880    XX                                      6880

BRISTOL MYERS SQUIBB CO  COMMON STOCK        110122108       297696     14278    XX                                     14278

CHEVRON CORP             COMMON STOCK        166764100       479374      5812    XX                                      5812

COCA COLA CO             COMMON STOCK        191216100       437741      8278    XX                                      8278

CRYSTALLEX INTL CORP     COMMON STOCK        22942F101        11393     14065              XX                           14065

DOVER CORP               COMMON STOCK        260003108       369654      9116    XX                                      9116

FRANKLIN RESOURCES INC   COMMON STOCK        354613101       756332      8582    XX                                      7997
                                                                                           XX                             585

GENERAL ELECTRIC CO      COMMON STOCK        369604103      1035377     40603    XX                                     40603

GENERAL MILLS INC        COMMON STOCK        370334104       470320      6844    XX                                      6844

INTERNATIONAL BUSINESS
MACHINES CORP            COMMON STOCK        459200101       249242      2131              XX                            2131

ISHARES INC              MSCI EMERGING MKT   464287234      5207784    152408    XX                                    152408

ISHARES INC              S&P 500 GRW INDEX   464287309     47584532    838051    XX                                    838051

ISHARES INC              S&P 500 VALUE       464287408     19133967    319699    XX                                    319699

ISHARES INC              MSCI EAFE INDEX FD  464287465     22733383    403790    XX                                    403790

ISHARES INC              S&P MIDCAP 400      464287507       891113     12315    XX                                     12315
                         INDEX FUND

ISHARES INC              RUSSELL 1000 VALUE  464287598       307499      4813    XX                                      4813

ISHARES INC              RUSSELL 2000 VALUE  464287630      8816952    131127    XX                                    131127

ISHARES INC              RUSSELL 2000 GRW    464287648      6334266     89594    XX                                     89594

ISHARES INC              TR RUSSELL 2000     464287655      4463327     65637    XX                                     65637

JOHNSON & JOHNSON        COMMON STOCK        478160104       368639      5321    XX                                      5321

KELLOGG CO               COMMON STOCK        487836108       455195      8114    XX                                      8114

MICROSOFT CORP           COMMON STOCK        594918104       494566     18530    XX                                     15638
                                                                                           XX                            2892

MID-CAP S P D R          UNIT SERIES 1       595635103      1638454     12431    XX                                     12431

OREZONE RES INC          COMMON STOCK        685921108         7630     15895              XX                           15895

PEPSICO INC              COMMON STOCK        713448108       472449      6629    XX                                      6629

PNC FINANCIAL            COMMON STOCK        693475105      3854371     51598    XX                                     51598

S P D R TRUST            UNIT SERIES 1       78462F103      7379983     63626    XX                                     63626

UNDER ARMOUR INC         CLASS A             904311107       318330     10023    XX                                     10023

VANGUARD TAX
MANAGED FUND             EUROPE PACIFIC ETF  921943858      1495604     42525    XX                                     42525

VERIZON COMMUNICATIONS   COMMON STOCK        92343V104       880325     27433    XX                                     27433

WAL-MART STORES INC      COMMON STOCK        931142103      1035318     17287    XX                                     13601
                                                                                           XX                            3686
VANGUARD TOTAL
STOCK MARKET             ETF                 922908769      1632729     27977    XX                                     27977

AGGREGATE TOTAL                                         140,612,328